Pension And Other Postretirement Employee Benefits Plans (Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Employee Benefits Plans [Abstract]
Projected benefit obligations	$ 2,857	$ 3,038
Accumulated benefit obligations	2,752	2,908
Plan assets	$ 2,271	$ 2,327